RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Recently Issued Accounting Pronouncements Details Narrative
Debt issuance cost	$ 68	$ 85